World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2015

Dates Covered
Collections Period	03/01/15 - 03/31/15
Interest Accrual Period	03/16/15 - 04/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/15	215,345,638.52	20,425
Yield Supplement Overcollateralization Amount at 02/28/15	1,597,758.09	0
Receivables Balance at 02/28/15	216,943,396.61	20,425
Principal Payments	12,892,249.44	745
Defaulted Receivables	310,742.96	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/15	1,431,340.12	0
Pool Balance at 03/31/15	202,309,064.09	19,659

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	21.66%

Prepayment ABS Speed	1.46%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.23%
Weighted Average APR, Yield Adjusted	4.98%
Weighted Average Remaining Term	30.54

Delinquent Receivables:
Past Due 31-60 days	3,462,542.87	260
Past Due 61-90 days	636,091.10	55
Past Due 91 + days	151,117.83	18
Total	4,249,751.80	333

Total 31+ Delinquent as % Ending Pool Balance	2.10%

Recoveries	286,465.86

Aggregate Net Losses/(Gains) - March 2015	24,277.10
Current Net Loss Ratio (Annualized)	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Flow of Funds	$ Amount

Collections	13,954,163.08
Advances	(3,039.85)
Investment Earnings on Cash Accounts	1,219.71
Servicing Fee	(180,786.16)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,771,556.78

Distributions of Available Funds
(1) Class A Interest	121,923.63
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	3,346,020.70
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,242,074.34
(7) Distribution to Certificateholders	1,038,020.94
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,771,556.78

Servicing Fee	180,786.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 03/16/15	205,655,084.79
Principal Paid	12,588,095.04
Note Balance @ 04/15/15	193,066,989.75

Class A-1
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-2
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-3
Note Balance @ 03/16/15	59,045,084.79
Principal Paid	12,588,095.04
Note Balance @ 04/15/15	46,456,989.75
Note Factor @ 04/15/15	18.0766497%

Class A-4
Note Balance @ 03/16/15	127,670,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	127,670,000.00
Note Factor @ 04/15/15	100.0000000%

Class B
Note Balance @ 03/16/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	18,940,000.00
Note Factor @ 04/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	145,440.80
Total Principal Paid	12,588,095.04
Total Paid	12,733,535.84

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	31,490.71
Principal Paid	12,588,095.04
Total Paid to A-3 Holders	12,619,585.75

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1609909
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.9339780
Total Distribution Amount	14.0949689

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1225319
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.9809146
Total A-3 Distribution Amount	49.1034465

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	265.81
Noteholders' Principal Distributable Amount	734.19

Account Balances	$ Amount

Advances
Balance as of 02/28/15	36,636.40
Balance as of 03/31/15	33,596.55
Change	(3,039.85)

Reserve Account
Balance as of 03/16/15	2,310,518.58
Investment Earnings	182.67
Investment Earnings Paid	(182.67)
Deposit/(Withdrawal)	-
Balance as of 04/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58